COMMITMENTS AND CONTINGENT LIABILITIES - Other (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Disclosure of contingent liabilities [line items]
Acquisition of property, plant and equipment	$ 1,739
Acquisition of intangible assets	210
Total other commitments	$ 1,949